Related Party Transactions (Details) - USD ($)					3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 12, 2024	Jul. 18, 2023	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 06, 2024	Sep. 17, 2024	Apr. 01, 2024	Sep. 05, 2023	Feb. 01, 2023
Related Party Transactions (Details) [Line Items]
Payment received		$ 180,256
Advance from related party								$ 486,057		$ 291,756
Prepayment for software development										1,279,000
Construction amount					$ 1,910,000			1,910,000		275,000
Remaining prepayments										60,000
Purchased certain products								225,000	100,000
Accounts payable				$ 2,263,630			$ 2,260,000
Cash contribution				$ 136,370					136,370	136,370
Paid to vendor			$ 50,000
Capital contribution							$ 2,400,000			2,400,000
consulting expenses										100,000	25,000
Tax services								37,400		123,000
Advanced distributor					6,057			6,057					$ 477,771
Service fee								45,000
Prepaid amount					165,000			165,000
Contract price										2,500,000					$ 500,000
Prepaid total amount					165,000			165,000
PJMG LLC [Member]
Related Party Transactions (Details) [Line Items]
consulting expenses					165,000
Consulting services					232,547
Service [Member]
Related Party Transactions (Details) [Line Items]
Service fee								15,000
Fly E Bike SRL [Member]
Related Party Transactions (Details) [Line Items]
Payment received	$ 282,814							285,814
Advance from related party										(291,756)
Repaid amount of SRL		$ 180,256								111,500
Purchased certain products										326,914	136,565
Prepaid total amount										180,256
Mr. Zhou Ou [Member[
Related Party Transactions (Details) [Line Items]
Unsecured amount					92,229	$ 198,615		92,229	$ 198,615	290,252	2,496,323
PJMG LLC [Member]
Related Party Transactions (Details) [Line Items]
Long-term loan amount										150,000						$ 150,000
Prepayment of long term debt										210,000
Prepaid total amount										60,000
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Prepayment for software development					$ 536,580			$ 536,580		1,279,000
Prepaid total amount										$ 240,256
Mr. Ou holds [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage					50.00%			50.00%		50.00%
Purchased certain products					$ 47,785
Mr. Ou holds [Member] | EV Products [Member]
Related Party Transactions (Details) [Line Items]
Purchased certain products						$ 309,484
Mr. Guo [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage						50.00%			50.00%
Construction amount										$ 275,000
Fly E Bike SRL [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage					50.00%			50.00%
CFO [Member] | PJMG LLC [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage																50.00%
CEO [Member] | Mr. Guo [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage						50.00%			50.00%
CEO [Member] | PJMG LLC [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage												50.00%
IPO [Member] | Mr. Guo [Member]
Related Party Transactions (Details) [Line Items]
Equity interest, percentage														50.00%